Derivative financial instruments (Details of derivative financial assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 184,733	¥ 91,287
Less: non-current portion	74,554	16,376
Current portion	110,179	74,911
Hedging instruments for cash flow hedge (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial assets	184,458	82,367
Less: non-current portion	74,551	15,101
Hedging instruments for cash flow hedge (exchange forward contracts)
Details of derivative financial instruments [line items]
Derivative financial assets	275	4,319
Less: non-current portion	¥ 3	1,275
Financial instruments at fair value through profit or loss (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial assets		¥ 4,601